Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of operating segments [abstract]
Schedule of product net sales by country of sales	Following table summarizes the product net sales by country of sales based on the country of the entity that recognizes product net sales:

	Year Ended December 31,
(in thousands of $)	2024	2023	2022
United States	$1,895,919	$1,046,592	$377,659
Japan	89,389	56,432	15,764
China	39,177	14,907	–
Netherlands	153	–	–
Rest of the World	161,245	72,852	7,297
Total product net sales	$2,185,883	$1,190,783	$400,720

Schedule of collaboration revenue generated by external customers	Collaboration revenue is generated by external customers with their main registered office geographically located as shown in the table below:

	Year Ended December 31,
(in thousands of $)	2024	2023	2022
China	$4,348	$5,533	$4,238
United States	–	30,000	–
Denmark	–	–	5,365
Other	–	–	424
Total collaboration revenue	$4,348	$35,533	$10,026

Schedule of external customers geographically location	The non-current assets including property, plant and equipment and intangible assets are presented geographically as shown in the table below:

	Year Ended December 31,
(in thousands of $)	2024	2023	2022
Netherlands	$—	$—	$—
Belgium	209,758	138,252	186,923
United States	11,557	6,219	2,275
Japan	2,242	2,971	1,938
Rest of the World	1,405	461	130
Total non-current assets	$224,962	$147,903	$191,136